Interim Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Schwab [member]	Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares and other equity instruments [member]	Contributed Surplus [Member]	Retained earnings [member]	Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares and other equity instruments [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Schwab [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Financial Assets At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Equity Securities At Fair Value Through Other Comprehensive Income [Member]	Equity attributable to owners of parent [member]
Balance at beginning of period at Oct. 31, 2020			$ 22,487	$ 5,650	$ (37)	$ (4)	$ 121	$ 53,845					$ (37)	$ 9,357	$ 3,826	$ 543	$ (252)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			146				3
Shares issued as a result of dividend reinvestment plan			312
Redemption of shares				(700)
Issue of shares and other equity instruments				1,750
Purchase of shares					(8,398)
Purchase of shares and other equity instruments						(107)
Sale of shares and other equity instruments						106
Sale of shares					8,246
Net premium (discount) on sale of treasury instruments							(5)
Other							6
Net income attributable to equity instrument holders								10,517
Preferred dividends and distributions on other equity instruments									$ (4,304)	$ (186)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 13)								(1)
Share and other equity instrument issue expenses								(5)
Actuarial gain/(loss) on employee benefit plans	$ 1,300							1,300
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								1
Other comprehensive income (loss)	67															69
Allowance for credit losses	(2)															(2)
Other comprehensive income (loss)																	394
Reclassification of loss/(gain) to retained earnings																	(1)
Other comprehensive income (loss)	37												37
Other comprehensive income (loss)	(3,658)													(3,658)
Other comprehensive income (loss)	(542)														(542)
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ (570)										$ (570)
Balance at end of period at Jul. 31, 2021			22,945	6,700	(189)	(5)	125	61,167			$ 9,164			5,699	3,284	610	141	$ 99,907
Balance at beginning of period at Apr. 30, 2021			22,790	4,950	(123)	(5)	126	59,035					(2)	4,860	3,075	618	17
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			56				(2)
Shares issued as a result of dividend reinvestment plan			99
Issue of shares and other equity instruments				1,750
Purchase of shares					(2,565)
Purchase of shares and other equity instruments						(28)
Sale of shares and other equity instruments						28
Sale of shares					2,499
Net premium (discount) on sale of treasury instruments							1
Net income attributable to equity instrument holders								3,545
Preferred dividends and distributions on other equity instruments									(1,436)	(56)
Share and other equity instrument issue expenses								(5)
Actuarial gain/(loss) on employee benefit plans	84							84
Other comprehensive income (loss)	(8)															(8)
Other comprehensive income (loss)																	124
Other comprehensive income (loss)	2												2
Other comprehensive income (loss)	839													839
Other comprehensive income (loss)	209														209
Share of accumulated other comprehensive income (loss) from investment in Schwab		256										(570)
Balance at end of period at Jul. 31, 2021			22,945	6,700	(189)	(5)	125	61,167			9,164			5,699	3,284	610	141	99,907
Balance at beginning of period at Oct. 31, 2021	99,818		23,066	5,700	(152)	(10)	173	63,944					14	5,230	1,930	510	181
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			97				16
Shares issued as a result of dividend reinvestment plan			846
Purchase of shares for cancellation and other			(265)
Issue of shares and other equity instruments				1,650
Purchase of shares					(8,131)
Purchase of shares and other equity instruments						(142)
Sale of shares and other equity instruments						136
Sale of shares					8,179
Net premium (discount) on sale of treasury instruments							16
Other							(36)
Net income attributable to equity instrument holders								10,758
Preferred dividends and distributions on other equity instruments									(4,829)	(152)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 13)								(1,930)
Share and other equity instrument issue expenses								(5)
Actuarial gain/(loss) on employee benefit plans	1,109							1,109
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								195
Other comprehensive income (loss)	(785)															(782)
Allowance for credit losses	(3)															(3)
Other comprehensive income (loss)																	83
Reclassification of loss/(gain) to retained earnings																	(195)
Other comprehensive income (loss)	26												26
Other comprehensive income (loss)	2,483													2,483
Other comprehensive income (loss)	(3,871)														(3,871)
Share of accumulated other comprehensive income (loss) from investment in Schwab		(2,479)										(3,247)
Balance at end of period at Jul. 31, 2022	102,592		23,744	7,350	(104)	(16)	169	69,090			2,359		40	7,713	(1,941)	(275)	69	102,592
Balance at beginning of period at Apr. 30, 2022			23,127	6,550	(243)	(13)	154	67,046					3	7,824	(2,280)	(280)	371
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			7				8
Shares issued as a result of dividend reinvestment plan			610
Issue of shares and other equity instruments				800
Purchase of shares					(2,107)
Purchase of shares and other equity instruments						(52)
Sale of shares and other equity instruments						49
Sale of shares					2,246
Net premium (discount) on sale of treasury instruments							11
Other							(4)
Net income attributable to equity instrument holders								3,214
Preferred dividends and distributions on other equity instruments									$ (1,604)	$ (43)
Share and other equity instrument issue expenses								(2)
Actuarial gain/(loss) on employee benefit plans	281							281
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								198
Other comprehensive income (loss)	5															7
Allowance for credit losses	(2)															(2)
Other comprehensive income (loss)																	(104)
Reclassification of loss/(gain) to retained earnings																	(198)
Other comprehensive income (loss)	37												37
Other comprehensive income (loss)	(111)													(111)
Other comprehensive income (loss)	339														339
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ (400)										$ (3,247)
Balance at end of period at Jul. 31, 2022	$ 102,592		$ 23,744	$ 7,350	$ (104)	$ (16)	$ 169	$ 69,090			$ 2,359		$ 40	$ 7,713	$ (1,941)	$ (275)	$ 69	$ 102,592